Income Tax (Details) - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Income Tax (Details) [Line Items]
U.S. federal and state net operating loss	$ 4,251	$ 183,256
Valuation allowance	893	1,165,239
Manscaped Holdings, LLC [Member]
Income Tax (Details) [Line Items]
Valuation allowance	1,200,000	2,600,000
State net operating loss carryforwards		$ 600,000
State net operating loss carryforwards expire term		2039 years
Ownership percentage		50.00%
Unrecognized tax benefits		$ 204,000
Interest and penalties accrued		100,000
Interest and penalties in operations		$ 100,000